Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Components Of Long-Term Debt

(in millions)	2011	2010
Notes, 4.125% to 10.20% , interest payable semi-annually (average coupon interest rate 8.3%), due through 2039	$13,647	$12,152
Debenture, 7.75% due 2027, interest payable semi-annually	42	42

	13,689	12,194
Less current portion of long-term debt	600

	$13,089	$12,194

Aggregate Maturities Of Long-Term Debt

(in millions)	Altria Group, Inc.	UST	Total Long-Term Debt
2012		$600	$600
2013	$1,459		1,459
2014	525		525
2015	1,000		1,000
2018	3,100	300	3,400
2019	2,200		2,200
Thereafter	4,542		4,542